Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information by geographical area
External sales	$ 280,999	$ 205,863	$ 140,685
Property, plant and equipment, intangible assets, net	139,032	139,043	141,863
Capital expenditures	19,802	16,589	15,534
France
Segment information by geographical area
External sales	58,411	43,316	32,748
Property, plant and equipment, intangible assets, net	13,080	14,204	14,555
Capital expenditures	1,632	2,157	2,044
Rest of Europe
Segment information by geographical area
External sales	122,641	85,072	67,292
Property, plant and equipment, intangible assets, net	26,382	29,660	30,932
Capital expenditures	2,743	3,027	3,165
North America
Segment information by geographical area
External sales	33,188	22,998	13,258
Property, plant and equipment, intangible assets, net	13,292	12,229	11,891
Capital expenditures	5,304	1,680	899
Africa
Segment information by geographical area
External sales	24,582	19,520	16,011
Property, plant and equipment, intangible assets, net	39,410	41,593	43,087
Capital expenditures	3,253	3,696	3,816
Rest of the world
Segment information by geographical area
External sales	42,177	34,957	11,376
Property, plant and equipment, intangible assets, net	46,867	41,357	41,398
Capital expenditures	$ 6,870	$ 6,029	$ 5,610